Investment In Films and Television Programs and Program Rights (Narrative) (Details)	12 Months Ended
Mar. 31, 2018
Investment In Films And Television Programs and Program Rights [Abstract]
Percentage of unamortized film costs, one year	47.30%
Percentage of unamortized film costs, three years	82.30%